Revenue from Contracts with Customers - Summary of Contract balances, including contract costs (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 511.5	$ 506.1
Current portion of Contract Assets	509.1	505.4
Non-current portion of Contract Assets	2.4	0.7
Advances from customers - Aircraft and long-term contracts	2,337.4	1,748.8
Deferred revenue - Parts and services	203.5	215.2
Contract liabilities	2,540.9	1,964.0
Current portion of contract liabilities	1,919.0	1,469.0
Non Current portion of contract liabilities	$ 621.9	$ 495.0